Annual Total Returns[BarChart] - Small Company Growth Portfolio - Small Company Growth Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.36%	14.65%	46.54%	3.38%	(2.75%)	14.94%	23.46%	(7.22%)	28.05%	23.18%